Exhibit 99.1

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-20	17-Aug-20	15-Sep-20
To	31-Aug-20	15-Sep-20
Days	29

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$0.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	—

Required Participation Amount	$0.00
Excess Receivables	$273,788,253.48
Excess Funding Account	$0.00

Total Collateral	273,788,253.48

Collateral as Percent of Notes	0.00%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,662,590,762.33
Total Principal Collections	($1,521,529,388.44)
Investment in New Receivables	$1,443,762,725.37
Receivables Added for Additional Accounts	$0.00
Repurchases	($51,549,050.97)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($630,444,122.50)
Less Servicing Adjustment	($675,438.91)

Ending Balance	$2,902,155,486.88

SAP for Next Period	9.43%

Average Receivable Balance	$2,965,577,265.20
Monthly Payment Rate	51.31%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$6,845,983.13
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$6,845,983.13

Series Allocation Percentage at Month-End	9.43%
Floating Allocation Percentage at Month-End	77.16%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	1,041,666,666.66
Payout	—
Additions	208,333,333.34

Ending Balance	1,250,000,000.00

Distributions to Investors
Days	29
LIBOR	0.161880%
Applicable Margin	0.320000%
	0.481880%

	Actual	Per $1000
Interest	485,226.39	0.39
Principal	—	—

		0.39
Total Due Investors	485,226.39
Servicing Fee	342,722.33

Excess Cash Flow	(329,591.80)

Reserve Account
Required Balance	$23,735,625.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$23,735,625.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.68%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	45.11%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.